CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH AND CASH EQUIVALENTS.
Cash.		$ 111		$ 116
Cash	$ (90)
Money market funds	16,524	21,353		14,804
Total cash and cash equivalents	$ 16,434	$ 21,464	$ 25,261	$ 14,920	$ 13,459	$ 13,980